Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed (except as disclosed under Note 12(b)), or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)   Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of June 30, 2024. Non-cancelable time charter contracts include both fixed-rate time charters or charters linked to the Baltic Dry Index (“BDI”). For index linked contracts, contracted lease payments have been calculated using the BDI-linked rate as measured at the commencement date.

In addition, certain of the variable-rate contracts have the option at the Company’s option to convert to a fixed rate for a predetermined period, in such cases where lease payments have been converted to a fixed rate, the minimum contracted lease payments for this period are calculated using the agreed converted fixed rate. The calculation does not include any assumed off-hire days.

Twelve-month period ending June 30,	Amount
2025	$17,035,221
Total	$17,035,221

(b)   Claims

Following the buyers’ failure to take delivery of the M/V Magic Moon, as discussed in Note 12 to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report, Pikachu Shipping Co. (the “sellers” or the “owners”), a wholly owned subsidiary of the Company, terminated the sale of the vessel under the Memorandum of Agreement, dated March 23, 2023, between the sellers and the buyers (the “MoA”). Notably, the MoA required that the buyers deposit 10% of the purchase price into an escrow account administered by the escrow agent as security for completion of the transaction according to the terms and conditions set forth in the MoA and the buyers deposited $1,395,000 into such account prior to their breach of the MoA (the “Deposit”). The owners accordingly initiated arbitration proceedings during September 2023 for the release of and remittance to the owners of the $1,395,000 deposit held in escrow based on the owners’ position that the buyers’ failure to take delivery of the M/V Magic Moon constituted a default under the MoA. All the submissions on behalf of the Company were prepared, reviewed and filed with the London arbitrator, who on April 28, 2024 issued and on May 1, 2024 delivered his arbitration award in favor of the owners, awarding them the return of the Deposit subject to no appeal being filed by the buyers within 28 days from the day of the issuance of the award. On May 28, 2024, the Company collected the amount of $1,411,356 (including the deposit amount of $1,395,000 and gross interest earned on the deposit), and following the provisions of ASC 450-30-25-1, has recorded this gain in its financial statements for the six month period ended June 30, 2024.

In addition, the M/V Magic Moon was arrested on August 17, 2023 by the buyers to secure a claim before the Korean courts for the amount of $1,395,000, equal to the amount of the Deposit, and the owners paid a counter-security of $1,395,000 for the purpose of lifting the arrest of the vessel. The owners have applied to the Korean courts to decide the issue of the return of the counter-security to them. The Company has included the $1,395,000 in ‘Prepaid expenses and other assets’ in the accompanying unaudited condensed consolidated balance sheets for the six month period ended June 30, 2024 incurred in connection with the cash deposit made in 2023 by the owners for the purpose of lifting the arrest of the M/V Magic Moon. While the Company is unable to provide any assurances as to the ultimate outcome of the case, it believes it will prevail in its request from the courts in Korea to award to the owners the return of the counter-security.

It is possible that from time to time in the ordinary course of business the Company may be involved in legal proceedings or investigations, which could have an adverse impact on its reputation, business and financial condition and divert the attention of management from the operation of the business. However, the Company believes that the current legal proceedings are not expected to have a material adverse effect on its business, financial position or results of operations.